Commitments and Contingencies - Additional Information - Petrojarl I (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Aggregate principal amount		$ 3,122,901	$ 3,237,703
Escrow deposit		27,470	92,265
Petrojarl I FPSO Unit
Loss Contingencies [Line Items]
Estimated cost of project	$ 489,000
Operating lease arrangement period, lessor	5 years
Payments made towards the commitment		385,300
Payments due in the remainder of 2017		97,300
Payments due in the year 2018		6,000
Escrow deposit		24,300	$ 60,000
Petrojarl I FPSO Unit | Long-term Debt
Loss Contingencies [Line Items]
Aggregate principal amount		$ 171,200
Petrojarl I FPSO Unit
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57,000